Leases (Details)	Dec. 31, 2032	Dec. 31, 2025	Dec. 24, 2024
Forecast [Member]
Leases [Line Items]
Lease extend term	5 years
Vehicles [Member]
Leases [Line Items]
Leases term		3 years
Office Space [Member]
Leases [Line Items]
Leases term			10 years